Related Party Transactions	3 Months Ended	9 Months Ended
	Jun. 30, 2017	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 – Related Party Transactions

BioPharma was formed as a subsidiary of Intiva USA, which is a subsidiary of Kanativa Inc. (formerly Intiva Inc.).

Intiva USA was issued 24,000,000 shares of BioPharma’s common stock as consideration for its contribution of 100% of the ownership of Intiva Kotzker, and costs and expenses incurred on behalf of BioPharma and Intiva Kotzker in the amount of $201,228. Included in the consideration for the issuance of the common stock is $172,915 of capitalized license agreement costs comprised of (i) the value of Kanativa Inc. common stock issued to Kotzker Consulting of $78,875 and (ii) payments to Kotzker Consulting and legal costs in the aggregate of $94,040 (See Note 4).

At June 30, 2017, BioPharma was owed $141,329 from Intiva USA for advances made by BioPharma on behalf of Intiva USA in conjunction with the Share Exchange Agreement (See Note 3). Subsequent to June 30, 2017, $25,000 has been repaid by Intiva USA.

The Company’s Chairman, former Chief Executive Officer and Chief Financial Officer are also officers and/or directors of Kanativa Inc., and other subsidiaries and affiliated entities of Kanativa Inc.

Note 6 –Related Party Transactions

BioPharma was formed as a subsidiary of Intiva USA, which is a subsidiary of Kanativa Inc. (formerly INTIVA Inc.).

At June 30, 2017, BioPharma was owed $141,329 from Intiva USA for advances made by BioPharma on behalf of Intiva USA in conjunction with the Share Exchange Agreement (See Note 3). During the nine months ended March 31, 2018, $26,662 was repaid by Intiva USA. The balance due from Intiva USA at March 31, 2018 of $114,667 is classified as a current asset on the accompanying March 31, 2018 consolidated balance sheet.

In March 2018, the Company cancelled 1,166,667 unvested shares of common stock previously issued to its former CEO under the Company’s 2017 Stock Incentive Plan.

The Company’s Chairman, and Chief Financial Officer are also officers and/or a director of Kanativa Inc., and other subsidiaries and affiliated entities of Kanativa Inc.